Share-based compensation plan (Summary of Stock Options Issued Which are Outstanding and Exercisable) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number of Options	1,618,935	1,969,608
Options Outstanding, Weighted-Average Exercise Price	$ 13.24	$ 12.57
Options Outstanding, Weighted-Average Remaining Contractual Term (Years)	1 year 5 months 26 days
Options Outstanding, Aggregate Intrinsic Value	$ 21,596
Options Exercisable, Number of Options	1,618,935
Options Exercisable, Weighted-Average Exercise Price	$ 13.24
Options Exercisable, Weighted-Average Remaining Contractual Term (Years)	1 year 5 months 26 days
Options Exercisable, Aggregate Intrinsic Value	21,596
$5.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, maximum	$ 5.00
Options outstanding, Number of Options	57,371
Options Outstanding, Weighted-Average Exercise Price	$ 5.00
Options Outstanding, Weighted-Average Remaining Contractual Term (Years)	1 year 1 month 24 days
Options Outstanding, Aggregate Intrinsic Value	1,228
Options Exercisable, Number of Options	57,371
Options Exercisable, Weighted-Average Exercise Price	$ 5.00
Options Exercisable, Weighted-Average Remaining Contractual Term (Years)	1 year 1 month 24 days
Options Exercisable, Aggregate Intrinsic Value	1,228
$11.00 - $18.34 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, minimum	$ 11.00
Range of Exercise Price, maximum	$ 18.34
Options outstanding, Number of Options	1,237,986
Options Outstanding, Weighted-Average Exercise Price	$ 11.00
Options Outstanding, Weighted-Average Remaining Contractual Term (Years)	1 year 8 months 8 days
Options Outstanding, Aggregate Intrinsic Value	19,061
Options Exercisable, Number of Options	1,237,986
Options Exercisable, Weighted-Average Exercise Price	$ 11.00
Options Exercisable, Weighted-Average Remaining Contractual Term (Years)	1 year 8 months 8 days
Options Exercisable, Aggregate Intrinsic Value	19,061
$20.50 - $29.30 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, minimum	$ 20.50
Range of Exercise Price, maximum	$ 29.30
Options outstanding, Number of Options	307,271
Options Outstanding, Weighted-Average Exercise Price	$ 22.41
Options Outstanding, Weighted-Average Remaining Contractual Term (Years)	9 months 18 days
Options Outstanding, Aggregate Intrinsic Value	1,307
Options Exercisable, Number of Options	307,271
Options Exercisable, Weighted-Average Exercise Price	$ 22.41
Options Exercisable, Weighted-Average Remaining Contractual Term (Years)	9 months 18 days
Options Exercisable, Aggregate Intrinsic Value	1,307
$32.54- $40.2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, minimum	$ 32.54
Range of Exercise Price, maximum	$ 40.2
Options outstanding, Number of Options	16,307
Options Outstanding, Weighted-Average Exercise Price	$ 38.80
Options Outstanding, Weighted-Average Remaining Contractual Term (Years)	9 months 11 days
Options Outstanding, Aggregate Intrinsic Value
Options Exercisable, Number of Options	16,307
Options Exercisable, Weighted-Average Exercise Price	$ 38.80
Options Exercisable, Weighted-Average Remaining Contractual Term (Years)	9 months 11 days
Options Exercisable, Aggregate Intrinsic Value